Tidal Trust V

234 West Florida Street, Suite 700

Milwaukee, WI 53204

October 6, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust V (the “Trust”)
File Nos. 333-289817; 811-24116

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 2X Long AMSC ETF, Defiance Daily Target 2X Long CAMT ETF, Defiance Daily Target 2X Long NTNX ETF, Defiance Daily Target 2X Long PENG ETF, Defiance Daily Target 2X Long PLPC ETF, Defiance Daily Target 2X Long RXT ETF, Defiance Daily Target 2X Long SHAZ ETF, and Defiance Daily Target 2X Long SIMO ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 2, 2026, and filed electronically as Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A on October 2, 2026.

If you have any questions or require further information, please contact Christine Chee at (262) 382-3359 or cchee@tidalfg.com.

Sincerely,

/s/ Christine Chee

Christine Chee

Counsel I

Tidal Investments LLC, on behalf of Tidal Trust V